ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2019
ASSETS HELD FOR SALE [Abstract]
ASSETS HELD FOR SALE
5. ASSETS HELD FOR SALE
As at December 31, 2019, assets held for sale within Brookfield Renewable’s operating segments include solar assets in South Africa and Asia. The sales of these assets are expected to be completed in 2020.
The following is a summary of the major items of assets and liabilities classified as held for sale as at December 31:

(MILLIONS)	2019	2018
Assets
Cash and cash equivalents	$14	$8
Restricted cash	22	47
Trade receivables and other current assets	13	28
Property, plant and equipment, at fair value	303	749
Goodwill	—	22
Other long-term assets	—	66

Assets held for sale	$352	$920

Liabilities
Current liabilities	$18	$23
Non-recourse borrowings	73	360
Other long-term liabilities	46	150

Liabilities directly associated with assets held for sale	$137	$533

Brookfield Renewable continues to consolidate and recognize the revenues, expenses and cash flows associated with assets held for sale in the consolidated statements of income, consolidated statements of comprehensive income, and the consolidated statements of cash flows, respectively.
Non-current
assets classified as held for sale are not depreciated.
In 2019, Brookfield Renewable, along with its institutional partners, completed the partial sale of its South Africa wind portfolio, corresponding to 146 MW of wind and solar assets, and the sale of a 191 MW portfolio of wind assets in Europe. See Note 4 – Disposal of assets.
Subsequent to December 31, 2019, Brookfield Renewable, along with its institutional partners, completed the sale of a 39 MW portfolio of solar assets in Thailand for total proceeds of $94 million and Brookfield Renewable’s interest in the portfolio was 31%.
Subsequent to December 31, 2019, Brookfield Renewable, along with its institutional partners, completed the sale of a 33 MW portfolio of solar assets in South Africa for total proceeds of ZAR 300 million ($18 million) and Brookfield Renewable’s interest in the portfolio was 31%. The total proceeds, net of foreign exchange contract settlements, was $25 million ($8 million net to Brookfield Renewable).